Comparative Figures (Details) - Schedule of prior Year Restatement - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
As previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 41,831,537	$ 44,085,374	$ 35,839,268
Direct costs	(12,944,760)	(10,202,465)	(9,607,360)
Gross Profit / (Loss)	28,886,777	33,882,909	26,231,908
Other Income	828,332
General and administration expenses	(6,456,884)	(2,608,984)	(2,029,260)
Finance costs	(8,306,150)	(5,730,535)	(6,951,923)
Profit for the year	(17,159,113)	(75,284,923)	16,060,652
ASSETS
Trade receivables		1,507,660	1,877,887
Other receivable and prepayments	690,232	841,033	244,828
Total Current Assets	40,401,956	22,359,108	2,307,156
Total Assets	432,623,546	307,252,460	199,936,632
LIABILITIES AND EQUITY
Trade and accounts payable	13,829,897	61,115,121	9,003,798
Other payable
Total current liabilities	43,786,799	95,036,895	110,843,631
Equity
Retained Earnings / (accumulated losses)	(46,907,568)	(64,066,681)	11,218,242
Statutory reserve	680,643	680,643	680,643
Shareholder’s account	73,059,743	71,017,815	47,717,763
Total Equity	128,618,677	109,416,415	60,977,933
Total Equity & Liabilities	432,623,546	307,252,460	199,936,632
Restatement Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(14,640,361)	(28,200,155)	(29,451,920)
Direct costs	236,374	(1,294,774)	(492,874)
Gross Profit / (Loss)	(14,403,987)	(29,494,929)	(29,944,794)
Other Income		4,188	8,554
General and administration expenses	(207,419)	138,559	204,880
Finance costs	(29,119)	(51,895)
Profit for the year	14,640,445	(29,404,077)	(29,731,360)
ASSETS
Trade receivables		(1,344,093)	(1,877,887)
Other receivable and prepayments	(296,363)	(362)
Total Current Assets	(296,363)	(1,344,455)	(1,877,887)
Total Assets	(256,178)	(1,344,455)	(1,878,249)
LIABILITIES AND EQUITY
Trade and accounts payable	3,936,678	18,846	(1,837)
Other payable	73,453,606	57,794,495	27,854,947
Total current liabilities	70,186,777	57,813,341	27,853,110
Equity
Retained Earnings / (accumulated losses)	(73,440,087)	(58,454,794)	(29,050,717)
Statutory reserve	(335,795)	(680,643)	(680,643)
Shareholder’s account	(2,297,745)	(22,360)
Total Equity	(76,073,624)	(59,157,797)	(29,731,360)
Total Equity & Liabilities	(256,178)	(1,344,455)	(1,878,249)
As per the restated Financial Statement [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	27,191,176	15,885,219	6,387,348
Direct costs	(12,708,386)	(11,497,239)	(10,100,234)
Gross Profit / (Loss)	14,482,790	4,387,980	(3,712,886)
Other Income	828,332	4,188	8,554
General and administration expenses	(6,664,303)	(2,470,425)	(1,824,380)
Finance costs	(8,335,269)	(5,782,430)	(6,951,923)
Profit for the year	(2,518,668)	(104,689,000)	(13,670,708)
ASSETS
Trade receivables		163,567
Other receivable and prepayments	393,869	840,671	244,828
Total Current Assets	40,105,593	21,014,653	429,269
Total Assets	432,367,368	305,908,005	198,058,383
LIABILITIES AND EQUITY
Trade and accounts payable	17,766,575	61,133,967	9,001,961
Other payable	73,453,606	57,794,495	27,854,947
Total current liabilities	113,973,576	152,850,236	138,696,741
Equity
Retained Earnings / (accumulated losses)	(120,347,655)	(122,521,475)	(17,832,475)
Statutory reserve	344,848
Shareholder’s account	70,761,998	70,995,455	47,717,763
Total Equity	52,545,053	50,258,618	31,246,573
Total Equity & Liabilities	$ 432,367,368	$ 305,908,005	$ 198,058,383